As filed with the Securities and Exchange Commission on November 21, 2012
File Nos. 333-56018 and 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 36	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 37	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Number, Including Area Code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 33, filed on June 28, 2012.  The sole purpose of this Post-Effective Amendment No. 36 is to file exhibits.

BUFFALO FUNDS
PART C

OTHER INFORMATION

Item 28.   Exhibits.

(a)			Charter Documents.
	(i)	(A)	Agreement and Declaration of Trust dated February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.
(B)
Certificate of Trust of Buffalo Funds as filed with the State of Delaware on February 14, 2001, was previously filed with the Registration Statement on Form N-1A on February 21, 2001, and is incorporated herein by reference.

(b)			By-Laws.
	(i)		By-Laws of Buffalo Funds dated February 14, 2001, were previously filed with Registration Statement on Form N-1A on February 21, 2001, and are incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(d)			Investment Advisory Contracts.
	(i)	(A)
Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds on behalf of the Buffalo Flexible Income Fund, the Buffalo High Yield Fund, the Buffalo Growth Fund, the Buffalo Large Cap Fund and the Buffalo Small Cap Fund dated November 17, 2011 — Filed Herewith.

(B)
Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds on behalf of the Buffalo Micro Cap Fund dated May 20, 2004, was previously filed with Post-Effective Amendment No. 8 on Form N-1A on May 19, 2004, and is herein incorporated by reference.

(C)
Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds on behalf of the Buffalo International Fund dated August 10, 2007, was previously filed with Post-Effective Amendment No. 18 on Form N-1A on September 27, 2007, and is herein incorporated by reference.

(D)
Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds on behalf of the Buffalo Mid-Cap Fund and Buffalo Science & Technology Fund dated February 14, 2001, was previously filed with Post-Effective Amendment No. 3 on Form N-1A on December 4, 2011, and is herein incorporated by reference.

		(E)	Amended and Restated Management Agreement between Kornitzer Capital Management, Inc. and Buffalo China Fund dated November 17, 2011 — Filed Herewith.
(e)			Distribution Contracts.
	(i)		Amended and Restated Distribution Agreement between Quasar Distributors, LLC., Kornitzer Capital Management, Inc., and Buffalo Funds dated November 17, 2011 — Filed Herewith.
(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)			Custodian Agreements.
	(i)		Amended and Restated Custody Agreement dated November 17, 2011 — Filed Herewith.
(h)			Other Material Contracts.
	(i)		Amended and Restated Master Services Agreement dated November 17, 2011 — Filed Herewith.

(i)		Legal Opinions.
	(i)	Opinion and Consent of Counsel – Not Applicable.
(j)		Other Opinions.
	(i)	Power of Attorney for Registrant dated May 20, 2005, was previously filed with Post-Effective Amendment No. 10 on Form N-1A on May 20, 2005, and is herein incorporated by reference.
	(ii)	Consent of Independent Registered Public Accounting Firm – Not Applicable
(k)		Omitted Financial Statements – Not Applicable.
(l)		Initial Capital Agreements – Not Applicable.
(m)		Rule 12b-1 Plan – Not Applicable.
(n)		Rule 18f-3 Plan – Not Applicable.
(o)		Reserved.
(p)		Code of Ethics.
(i)
Amended and Restated Joint Code of Ethics of Buffalo Funds and Kornitzer Capital Management, Inc. dated February, 2009, was previously filed with Post-Effective Amendment No. 25 on Form N-1A on July 31, 2009.

	(ii)	Code of Ethics for Access Persons of Quasar Distributors, LLC, was previously filed with Post-Effective Amendment No. 35 on Form N-1A on September 18, 2012.

Item 29.     Persons Controlled by or Under Common Control with Registrant

    None.

Item 30.     Indemnification

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Article VII, Section 2(b) of the Agreement and Declaration of Trust provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

Item 31.     Business and Other Connections of Investment Adviser

Kornitzer Capital Management, Inc. is a federally registered investment adviser that provides investment management services to the Buffalo Funds family of mutual funds.  Kornitzer also manages the assets of non-fund advisory clients.

For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s investment advisers and each officer of the Registrant’s investment advisers is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see Kornitzer Capital Management, Inc.’s Form ADV (File #801-34933) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

Item 32.     Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jacob Funds II
Aegis Value Fund, Inc.	Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust
Artio Select Opportunities Fund, Inc.	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brandywine Fund, Inc.	Merger Fund
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	Perritt Microcap Opportunities Fund, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
Empiric Funds, Inc.	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
First American Funds, Inc.	Purisima Funds
First American Investment Funds, Inc.	Rainier Investment Management Mutual Funds
First American Strategy Funds, Inc.	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wall Street EWM Funds Trust
Hennessy Funds, Inc.	Wall Street Fund, Inc.
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)    Not applicable.

Item 33.     Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Kornitzer Capital Management, Inc. 5420 West 61st Place Shawnee Mission, Kansas 66205
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.     Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.     Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 36 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 21st day of November, 2012.

                                                                BUFFALO FUNDS
                                                                Registrant

                                                                By:  /s/ Kent W. Gasaway
                                                                              Kent W. Gasaway
                                                                              President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 36 to its Registration Statement has been signed below on November 21, 2012, by the following persons in the capacities indicated.

/s/ Kent W. Gasaway Kent W. Gasaway	President and Treasurer
Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee
Thomas S. Case* Thomas S. Case	Trustee
J. Gary Gradinger* J. Gary Gradinger	Trustee
Philip J. Kennedy* Philip J. Kennedy	Trustee
/s/ Grant P. Sarris Grant P. Sarris	Trustee
* By: /s/ Kent W. Gasaway Kent W. Gasaway (Pursuant to Power of Attorney previously filed)

INDEX TO EXHIBITS

Exhibit	Exhibit No.

Amended and Restated Management Agreement	EX.99.d(i)(A)
Amended and Restated Management Agreement – Buffalo China Fund	EX.99.d(i)(E)
Amended and Restated Distribution Agreement	EX.99.e(i)
Amended and Restated Custody Agreement	EX.99.g(i)
Amended and Restated Master Services Agreement	EX.99 h(i)